Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	1,796,875
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 30,546,875.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,676.73
Offering Note	Represents only the additional number of shares being registered pursuant to this registration statement and includes 234,375 Ordinary Shares issuable upon exercise of the underwriters’ option to purchase additional shares. Does not include the 8,984,375 shares that were previously registered on the Registration Statement on Form S-1 (333-288650), as amended (the “Prior Registration Statement”). The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. The registrant previously registered 8,984,375 Ordinary Shares with an aggregate offering price of $152,734,375.00 on the Prior Registration Statement, which was declared effective by the Securities and Exchange Commission on August 6, 2025. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $30,546,875.00 is hereby registered, which includes shares issuable upon the exercise of the underwriters’ option to purchase additional shares.